BBIF Government Securities Fund

BBIF Money Fund

BBIF Treasury Fund

BIF Government Securities Fund

BIF Money Fund

BIF Treasury Fund

BlackRock Financial Institutions Series Trust
BlackRock Summit Cash Reserves Fund

BlackRock FundsSM
Money Market Portfolio
Municipal Money Market Portfolio
New Jersey Municipal Money Market Portfolio
North Carolina Municipal Money Market Portfolio
Ohio Municipal Money Market Portfolio
Pennsylvania Municipal Money Market Portfolio
U.S. Treasury Money Market Portfolio
Virginia Municipal Money Market Portfolio

BlackRock Series Fund, Inc.
BlackRock Money Market Portfolio

BlackRock Variable Series Funds, Inc.
BlackRock Money Market V.I. Fund

Funds For Institutions Series
FFI Government Fund
FFI Institutional Fund
FFI Institutional Tax-Exempt Fund
FFI Premier Institutional Fund
FFI Select Institutional Fund
FFI Treasury Fund

Ready Assets Prime Money Fund

Ready Assets U.S.A. Government Money Fund

Ready Assets U.S. Treasury Money Fund

Retirement Series Trust
Retirement Reserves Money Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement Dated June 29, 2011 to the
Prospectuses of each Fund

     Effective July 1, 2011, the separate Sub-Advisory Agreements (the “Sub-Advisory Agreements”), each dated September 29, 2006, between BlackRock Advisors, LLC (“BlackRock Advisors”) and BlackRock Institutional Management Corporation (“BIMC”) with respect to each of the Funds (or for the Funds that are feeder funds, the related master funds), are terminated and of no further force or effect. BlackRock Advisors will remain as the investment advisor to each of the Funds, or the related master funds, as applicable, and provide investment advisory services to the Funds, or the related master funds, pursuant to the investment advisory agreement currently in effect with BlackRock Advisors. The termination is the result of the transfer of BIMC’s investment advisory obligations to BlackRock Advisors, its direct parent entity, in anticipation of the liquidation of BIMC. The same portfolio management team will continue to manage each Fund (or master fund) and there will be no change in the advisory fee rate payable by any Fund (or master fund).

     References in the prospectuses to the Sub-Advisory Agreements are hereby deleted. For information about the investment advisory agreement and BlackRock Advisors, see “Management of the Fund — BlackRock” in each Fund’s prospectus.

Investors should retain this Supplement with the Prospectuses for future reference.

Code #SAI-MM-ULSO-0611SUP